Consolidated Statement of Cash Flows - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Profit before tax	S/ 85,898	S/ 194,353	S/ 116,141
Non-cash adjustments to reconcile profit before income tax to net cash flows
Depreciation and amortization	139,167	129,818	129,779
Finance costs	88,694	77,986	87,338
Exchange difference related to monetary transactions	6,978	(483)	(392)
Long-term incentive plan	5,759	6,523	9,495
Provision of impairment of inventories, net	2,451	2,278	3,808
Allowance for expected credit losses	1,582	1,452	9,717
Gain (loss) of trading derivate financial instruments	(5,337)	1,491	(2,603)
Finance income	(2,976)	(2,576)	(2,367)
Net (gain) loss on disposal of property, plant and equipment and intangible assets	(2,591)	1,846	(4,599)
Accumulated net loss due to settlement of derivative financial instruments			34,887
Other operating, net	2,202	1,887	742
Working capital adjustments
Decrease (increase) in trade and other receivables	38,005	(23,391)	(3,416)
Decrease (increase) in prepayments	4,761	(4,383)	(1,728)
Decrease (increase) in inventories	54,140	(97,657)	(59,637)
Increase (decrease) in trade and other payables	3,346	(4,220)	(6,409)
Adjustments to reconcile profit (loss)	422,079	284,924	310,756
Interests received	1,838	2,252	2,353
Interests paid	(68,444)	(47,155)	(55,098)
Income tax paid	(24,108)	(34,884)	(54,383)
Net cash flows from operating activities	331,365	205,137	203,628
Investing activities
Opening of term deposits with original maturity greater than 90 days	(208,990)
Purchase of property, plant and equipment	(47,325)	(77,680)	(80,214)
Purchase of intangible assets	(5,224)	(5,335)	(31,052)
Loans granted	(4,203)	(1,117)
Redemption of term deposits with original maturity greater than 90 days	208,990
Proceeds from sale of property, plant and equipment	4,634	4,199	12,441
Proceed loans granted	3,697	354
Net cash flows used in investing activities	(48,421)	(79,579)	(98,825)
Financing activities
Bank loans received	791,270	638,281	656,845
Bank overdraft	70,921
Dividends returned	321	328
Paid bank loans	(674,463)	(610,999)	(16,090)
Dividends paid	(143,623)	(120,975)	(171,790)
Paid of bank overdraft	(70,921)
Payment of hedge finance cost	(15,685)	(14,935)	(26,443)
Lease payments	(1,669)
Income from settlement of derivative financial instruments		1,458	22,789
Payment for senior note purchase			(572,060)
Contribution of non-controlling interests			1,405
Net cash flows used in financing activities	(43,849)	(106,842)	(105,344)
Net increase (decrease) in cash and cash equivalents	239,095	18,716	(541)
Net foreign exchange difference	1,551	483	392
Cash and cash equivalents as of January 1	68,266	49,067	49,216
Cash and cash equivalents as of December 31	308,912	68,266	49,067
Transactions with no effect in cash flows:
Unrealized exchange difference related to monetary transactions	6,978	(483)	(392)
Derecognition of impaired assets			3,401
Addition of quarry rehabilitation costs	7,775
Additions of right-of-use assets and lease liabilities	S/ 7,504